PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

HIGH YIELD BOND FUND

	Number of Shares	Value†
COMMON STOCKS — 0.0%

Entertainment — 0.0%
New Cotai Participation, Class B*(1)	1	$0

Telecommunications — 0.0%
T-Mobile USA, Inc. (Escrow)*	455,000	0
T-Mobile USA, Inc. (Escrow)*	405,000	0

		0

TOTAL COMMON STOCKS (Cost $24,225)		0

PREFERRED STOCKS — 0.8%

Oil & Gas — 0.8%
Targa Resources Corp. CONV*	1,175	1,263,618

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.*(1)	725	0

TOTAL PREFERRED STOCKS (Cost $1,304,279)		1,263,618

	Par (000)
CORPORATE BONDS — 88.8%

Advertising — 1.5%
Lamar Media Corp. 5.750%, 02/01/26	$350	370,038
Outfront Media Capital LLC
5.625%, 02/15/24	1,000	1,028,750
5.000%, 08/15/27 144A @	1,000	1,049,600

		2,448,388

Aerospace & Defense — 0.7%
TransDigm, Inc. 6.250%, 03/15/26 144A @	1,000	1,073,750

Airlines — 1.4%
American Airlines Pass Through Trust, Series 2013-2 Class B 5.600%, 07/15/20 144A @	1,215	1,235,222
UAL Pass Through Trust, Series 2007-1 Class A 6.636%, 07/02/22	939	992,336

		2,227,558

Auto Parts & Equipment — 0.7%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 6.250%, 05/15/26 144A @	1,000	1,052,500

Banks — 0.7%
CIT Group, Inc. 6.125%, 03/09/28	1,000	1,170,000

	Par (000)	Value†

Building Materials — 0.5%
Norbord, Inc. 5.750%, 07/15/27 144A @	$750	$768,750

Chemicals — 1.4%
GCP Applied Technologies, Inc. 5.500%, 04/15/26 144A @	1,500	1,530,000
Olin Corp. 5.625%, 08/01/29	750	780,225

		2,310,225

Coal — 1.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500%, 05/01/25 144A @	1,750	1,728,125

Commercial Services — 4.1%
Aramark Services, Inc. 5.000%, 02/01/28 144A @	1,000	1,040,000
Harsco, Corp. 5.750%, 07/31/27 144A @	1,000	1,041,300
Service Corp. International
7.500%, 04/01/27	1,500	1,833,750
5.125%, 06/01/29	750	801,562
Sotheby’s 7.375%, 10/15/27 144A @	1,050	1,069,761
United Rentals North America, Inc. 6.500%, 12/15/26	750	817,125

		6,603,498

Computers — 1.1%
MTS Systems Corp. 5.750%, 08/15/27 144A @	1,000	1,040,000
NCR Corp. 5.750%, 09/01/27 144A @	750	776,250

		1,816,250

Diversified Financial Services — 1.0%
Lions Gate Capital Holdings LLC 6.375%, 02/01/24 144A @	750	793,035
LPL Holdings, Inc. 5.750%, 09/15/25 144A @	825	858,000

		1,651,035

Electric — 5.4%
AES Corp. 6.000%, 05/15/26	1,000	1,061,250
Itron, Inc. 5.000%, 01/15/26 144A @	1,000	1,030,300
NRG Energy, Inc.
7.250%, 05/15/26	1,500	1,642,875
5.250%, 06/15/29 144A @	1,150	1,236,595
Vistra Energy Corp. 8.000%, 01/15/25 144A @	1,000	1,051,250
Vistra Operations Co., LLC
5.500%, 09/01/26 144A @	750	784,650
5.625%, 02/15/27 144A @	750	789,787
5.000%, 07/31/27 144A @	1,000	1,029,680

		8,626,387

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Energy-Alternate Sources — 0.7%
TerraForm Power Operating LLC 5.000%, 01/31/28 144A @	$1,089	$1,132,560

Entertainment — 5.6%
Cedar Fair LP 5.250%, 07/15/29 144A @	1,000	1,070,000
Churchill Downs, Inc. 5.500%, 04/01/27 144A @	750	795,825
Cinemark USA, Inc. 4.875%, 06/01/23	600	608,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 02/15/23 144A @	1,950	2,076,750
International Game Technology PLC 6.500%, 02/15/25 144A @	1,315	1,459,742
Penn National Gaming, Inc. 5.625%, 01/15/27 144A @	1,000	1,030,000
Scientific Games International, Inc. 5.000%, 10/15/25 144A @	750	773,850
Six Flags Entertainment Corp. 4.875%, 07/31/24 144A @	1,000	1,035,000

		8,849,417

Environmental Control — 2.6%
Clean Harbors, Inc.
4.875%, 07/15/27 144A @	750	782,813
5.125%, 07/15/29 144A @	750	795,000
Stericycle, Inc. 5.375%, 07/15/24 144A @	1,500	1,541,250
Waste Pro USA, Inc. 5.500%, 02/15/26 144A @	1,000	1,030,960

		4,150,023

Food — 3.1%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.625%, 06/15/24	750	785,625
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc. 5.500%, 01/15/30 144A @	1,500	1,589,970
Lamb Weston Holdings, Inc. 4.875%, 11/01/26 144A @	1,000	1,047,500
Post Holdings, Inc.
8.000%, 07/15/25 144A @	370	395,900
5.750%, 03/01/27 144A @	1,000	1,060,200

		4,879,195

Gas — 0.6%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.843%) 5.650% µ,•	1,000	1,005,000

Healthcare Products — 0.3%
Hill-Rom Holdings, Inc. 4.375%, 09/15/27 144A @	500	511,175

	Par (000)	Value†

Healthcare Services — 4.1%
Centene Corp. 5.375%, 06/01/26 144A @	$1,000	$1,046,250
Encompass Health Corp. 4.750%, 02/01/30	700	707,280
HCA, Inc. 5.375%, 09/01/26	1,500	1,648,050
Select Medical Corp. 6.250%, 08/15/26 144A @	350	365,750
Tenet Healthcare Corp.
8.125%, 04/01/22	750	811,162
5.125%, 11/01/27 144A @	1,100	1,136,685
WellCare Health Plans, Inc. 5.375%, 08/15/26 144A @	750	800,475

		6,515,652

Housewares — 1.6%
American Greetings Corp. 8.750%, 04/15/25 144A @	1,500	1,365,000
Newell Brands, Inc. 4.200%, 04/01/26	1,100	1,150,862

		2,515,862

Insurance — 1.0%
CNO Financial Group, Inc.
5.250%, 05/30/25	750	806,100
5.250%, 05/30/29	750	821,250

		1,627,350

Internet — 0.5%
Go Daddy Operating Co., LLC/GD Finance Co., Inc. 5.250%, 12/01/27 144A @	750	788,438

Iron & Steel — 1.5%
Alcoa Nederland Holdings BV 7.000%, 09/30/26 144A @	1,000	1,085,030
Steel Dynamics, Inc. 5.000%, 12/15/26	1,300	1,361,750

		2,446,780

Leisure Time — 1.0%
Silversea Cruise Finance Ltd. 7.250%, 02/01/25 144A @	1,500	1,602,000

Lodging — 1.6%
Boyd Gaming Corp. 6.000%, 08/15/26	1,200	1,265,889
MGM Resorts International 5.500%, 04/15/27	1,150	1,260,228

		2,526,117

Machinery - Diversified — 2.4%
Mueller Water Products, Inc. 5.500%, 06/15/26 144A @	1,000	1,045,000
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/25 144A @	1,500	1,541,100

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Machinery - Diversified — (continued)
Stevens Holding Co., Inc. 6.125%, 10/01/26 144A @	$1,200	$1,276,500

		3,862,600

Media — 8.3%
AMC Networks, Inc. 4.750%, 08/01/25	1,000	1,031,250
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, 05/01/26 144A @	1,500	1,571,100
5.125%, 05/01/27 144A @	1,000	1,043,750
Clear Channel Worldwide Holdings, Inc. 9.250%, 02/15/24 144A @	20	21,973
CSC Holdings LLC
10.875%, 10/15/25 144A @	1,725	1,953,476
6.500%, 02/01/29 144A @	1,800	2,000,655
5.750%, 01/15/30 144A @	1,050	1,097,376
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 08/15/26 144A @	1,100	1,141,250
Entercom Media Corp. 7.250%, 11/01/24 144A @	750	776,250
iHeartCommunications, Inc. 5.250%, 08/15/27 144A @	700	728,000
Nexstar Escrow, Inc. 5.625%, 07/15/27 144A @	1,000	1,047,500
Sirius XM Radio, Inc. 5.500%, 07/01/29 144A @	750	800,625

		13,213,205

Mining — 1.3%
Novelis Corp. 5.875%, 09/30/26 144A @	1,000	1,048,700
TriMas Corp. 4.875%, 10/15/25 144A @	1,000	1,017,500

		2,066,200

Miscellaneous Manufacturing — 1.0%
Amsted Industries, Inc. 5.375%, 09/15/24 144A @	1,500	1,531,875

Oil & Gas — 4.8%
Comstock Resources, Inc. 9.750%, 08/15/26	750	626,843
Covey Park Energy LLC/Covey Park Finance Corp. 7.500%, 05/15/25 144A @	900	720,000
Denbury Resources, Inc. 9.250%, 03/31/22 144A @	1,000	875,000
Parkland Fuel Corp. 5.875%, 07/15/27 144A @	1,150	1,206,706
PDC Energy, Inc. 6.125%, 09/15/24	1,500	1,496,250
Sunoco LP/Sunoco Finance Corp. 6.000%, 04/15/27	1,150	1,224,727
Transocean, Inc. 8.375%, 12/15/21	1,500	1,537,500

		7,687,026

	Par (000)	Value†

Packaging and Containers — 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.250%, 08/15/27 144A @	$1,050	$1,063,125
Berry Global, Inc. 5.625%, 07/15/27 144A @	750	776,250
Reynolds Group Issuer, Inc. 5.750%, 10/15/20	7	6,798

		1,846,173

Pharmaceuticals — 2.3%
Bausch Health Americas, Inc. 8.500%, 01/31/27 144A @	1,300	1,458,990
Bausch Health Cos, Inc. 5.750%, 08/15/27 144A @	1,000	1,080,830
Elanco Animal Health, Inc. 4.900%, 08/28/28	1,050	1,146,241

		3,686,061

Pipelines — 4.9%
Cheniere Corpus Christi Holdings LLC
7.000%, 06/30/24	1,250	1,436,625
5.125%, 06/30/27	1,000	1,094,375
Cheniere Energy Partners LP
5.625%, 10/01/26	750	795,863
4.500%, 10/01/29 144A @	700	716,625
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.625%, 02/15/26 144A @	1,500	1,567,500
NGPL PipeCo LLC 4.875%, 08/15/27 144A @	1,000	1,071,905
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.500%, 07/15/27 144A @	1,000	1,091,090

		7,773,983

Real Estate — 4.7%
CyrusOne LP/CyrusOne Finance Corp. 5.375%, 03/15/27	1,750	1,865,937
Equinix, Inc. 5.875%, 01/15/26	2,000	2,127,820
ESH Hospitality, Inc. 4.625%, 10/01/27 144A @	1,050	1,053,937
Greystar Real Estate Partners LLC 5.750%, 12/01/25 144A @	750	771,563
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.750%, 02/01/27 144A @	1,000	1,122,800
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/29	500	515,000

		7,457,057

Retail — 2.5%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.250%, 06/01/26 144A @	1,000	1,058,500

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Retail — (continued)
Murphy Oil USA, Inc. 4.750%, 09/15/29	$350	$357,875
New Red Finance, Inc.
4.250%, 05/15/24 144A @	1,000	1,029,100
5.000%, 10/15/25 144A @	750	775,538
Yum! Brands, Inc. 4.750%, 01/15/30 144A @	700	722,862

		3,943,875

Semiconductors — 0.7%
Sensata Technologies BV 5.625%, 11/01/24 144A @	1,000	1,087,500

Software — 1.2%
ACI Worldwide, Inc. 5.750%, 08/15/26 144A @	750	795,000
IQVIA, Inc. 5.000%, 10/15/26 144A @	1,000	1,047,500

		1,842,500

Telecommunications — 7.0%
Connect Finco SARL/Connect US Finco LLC 6.750%, 10/01/26 144A @	1,500	1,528,125
Hughes Satellite Systems Corp. 5.250%, 08/01/26	1,000	1,070,000
Level 3 Financing, Inc.
5.375%, 01/15/24	1,000	1,019,850
4.625%, 09/15/27 144A @	750	756,788
SoftBank Group Corp. 5.125%, 09/19/27	600	615,728
Sprint Capital Corp. 6.875%, 11/15/28	450	490,590
Sprint Corp.
7.125%, 06/15/24	750	808,350
7.625%, 03/01/26	1,000	1,103,750
T-Mobile USA, Inc. 6.375%, 03/01/25	750	776,970
ViaSat, Inc. 5.625%, 04/15/27 144A @	1,050	1,102,500
Virgin Media Secured Finance PLC 5.500%, 08/15/26 144A @	1,750	1,835,837

		11,108,488

Transportation — 2.7%
H&E Equipment Services, Inc. 5.625%, 09/01/25	1,000	1,029,400
IAA, Inc. 5.500%, 06/15/27 144A @	1,000	1,055,000
Park Aerospace Holdings Ltd. 5.250%, 08/15/22 144A @	1,100	1,159,290
Resideo Funding, Inc. 6.125%, 11/01/26 144A @	1,000	1,055,000

		4,298,690

TOTAL CORPORATE BONDS (Cost $135,186,803)		141,431,268

	Par (000)	Value†
LOAN AGREEMENTS — 3.3%‡

Cosmetics & Personal Care — 0.5%
Edgewell Personal Care Co. 0.000%, 09/18/26 ×	$700	$700,441

Insurance — 1.0%
Asurion LLC (1 M LIBOR + 6.500%) 8.544%, 08/04/25 •	1,495	1,518,173

Oil & Gas — 0.6%
California Resources Corp. 0.000%, 12/31/22 ×	1,100	974,413

Packaging and Containers — 0.4%
Ball Metalpack Finco LLC (3 M LIBOR + 8.750%) 10.874%, 07/24/26 •	750	697,500

Telecommunications — 0.8%
Intelsat Jackson Holdings S.A. 6.625%, 01/02/24	1,300	1,326,403

TOTAL LOAN AGREEMENTS‡ (Cost $5,283,671)		5,216,930

	Number of Shares
SHORT-TERM INVESTMENTS — 8.7%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%) (Cost $13,807,472)	13,807,472	13,807,472

TOTAL INVESTMENTS — 101.6% (Cost $155,606,450)		161,719,288

Other Assets & Liabilities — (1.6)%		(2,570,635)

TOTAL NET ASSETS — 100.0%		$159,148,653

×	This loan will settle after September 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
µ	Perpetual security with no stated maturity date.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierachy table located at the end of the Schedule of Investments.
†	See Security Valuation Note in the most recent semi-annual or annual report.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

HIGH YIELD BOND FUND

‡

Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2019. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

*	Non-income producing security.
144A @

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2019, the aggregate value of Rule 144A securities was $96,524,169, which represents 60.7% of the Fund’s net assets.

•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

CMT — Constant Maturity Treasury.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

LIBOR — London Interbank Offered Rate.

S.A. — Societe Anonyme

UST — U.S. Treasury

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

HIGH YIELD BOND FUND

Country Weightings as of 09/30/2019 ††
United States	91%
Canada	3
Cayman Islands	2
United Kingdom	2
Luxembourg	1
Netherlands	1
Total	100%

††	% of total investments as of September 30, 2019.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS	$—	$—	$—	$—
PREFERRED STOCKS	1,263,618	1,263,618	—	—
CORPORATE BONDS	141,431,268	—	141,431,268	—
LOAN AGREEMENTS	5,216,930	—	5,216,930	—
SHORT-TERM INVESTMENTS	13,807,472	13,807,472	—	—

TOTAL INVESTMENTS	$161,719,288	$15,071,090	$146,648,198	$—

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2018	$4,965
Change in Unrealized Appreciation (Depreciation)	(4,965)

Balance as of 09/30/2019	$—

It is the Fund’s practice to recognize transfers in and transfers out of fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.